Pre-Ipo Preferred Shares - Summarized Group of Preferred Shares Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares			569,036,090	569,036,090
Beginning balance			¥ 1,946,990	¥ 1,006,804
Temporary equity, accretion to redemption value, adjustment	¥ 0	$ 0	¥ 154,066	¥ 940,186
Temporary equity, shares outstanding ending balance | shares				569,036,090
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares			(569,036,090)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value			¥ (2,101,056)
Ending balance				¥ 1,946,990
Series A Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares			100,000,000	100,000,000
Beginning balance			¥ 344,876	¥ 164,733
Temporary equity, accretion to redemption value, adjustment			¥ 29,021	¥ 180,143
Temporary equity, shares outstanding ending balance | shares				100,000,000
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares			(100,000,000)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value			¥ (373,897)
Ending balance				¥ 344,876
Series B Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares			116,666,650	116,666,650
Beginning balance			¥ 400,476	¥ 195,422
Temporary equity, accretion to redemption value, adjustment			¥ 33,342	¥ 205,054
Temporary equity, shares outstanding ending balance | shares				116,666,650
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares			(116,666,650)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value			¥ (433,818)
Ending balance				¥ 400,476
Series C Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares			142,583,330	142,583,330
Beginning balance			¥ 485,302	¥ 249,150
Temporary equity, accretion to redemption value, adjustment			¥ 38,707	¥ 236,152
Temporary equity, shares outstanding ending balance | shares				142,583,330
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares			(142,583,330)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value			¥ (524,009)
Ending balance				¥ 485,302
Series C1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares			34,697,360	34,697,360
Beginning balance			¥ 117,973	¥ 60,433
Temporary equity, accretion to redemption value, adjustment			¥ 9,424	¥ 57,540
Temporary equity, shares outstanding ending balance | shares				34,697,360
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares			(34,697,360)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value			¥ (127,397)
Ending balance				¥ 117,973
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares			26,912,090	26,912,090
Beginning balance			¥ 92,966	¥ 49,539
Temporary equity, accretion to redemption value, adjustment			¥ 7,015	¥ 43,427
Temporary equity, shares outstanding ending balance | shares				26,912,090
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares			(26,912,090)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value			¥ (99,981)
Ending balance				¥ 92,966
Series D Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares			128,152,790	128,152,790
Beginning balance			¥ 438,439	¥ 250,098
Temporary equity, accretion to redemption value, adjustment			¥ 31,610	¥ 188,341
Temporary equity, shares outstanding ending balance | shares				128,152,790
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares			(128,152,790)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value			¥ (470,049)
Ending balance				¥ 438,439
Series D1 Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding beginning balance | shares			20,023,870	20,023,870
Beginning balance			¥ 66,958	¥ 37,429
Temporary equity, accretion to redemption value, adjustment			¥ 4,947	¥ 29,529
Temporary equity, shares outstanding ending balance | shares				20,023,870
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, shares | shares			(20,023,870)
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO, value			¥ (71,905)
Ending balance				¥ 66,958